Subsequent Events (Details) - Part-4 - Convertible Debt [Member] - Convertible Promissory Notes [Member] - USD ($) $ / shares in Units, $ in Millions	Jun. 18, 2024	May 09, 2024
Subsequent Event [Member]
Subsequent Events (Details) - Part-4 [Line Items]
Promissory note agreement		$ 0.4
Term		1 year
Discount		$ 0.1
Shares of common stock (in Shares)		250,000
Shares of common stock (in Shares)		330,000
Initial exercise price (in Dollars per share)		$ 2
Received proceeds		$ 0.3
Forecast [Member]
Subsequent Events (Details) - Part-4 [Line Items]
Received proceeds	$ 0.3